Retirement Benefits (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Amounts Recorded in Accumulated Other Comprehensive Loss (Table Amounts) [Abstract]
Unamortized benefit plan costs	$ (2,762)	$ (3,059)
Pension Benefits
Amounts Recorded in Accumulated Other Comprehensive Loss (Table Amounts) [Abstract]
Net actuarial loss	(4,246)	(4,648)
Prior service (cost) credit	(194)	(242)
Unamortized benefit plan costs	(2,688)	(2,967)
Income tax benefits related to above items	1,752	1,923
Medical and Life Benefits
Amounts Recorded in Accumulated Other Comprehensive Loss (Table Amounts) [Abstract]
Net actuarial loss	(361)	(451)
Prior service (cost) credit	238	298
Unamortized benefit plan costs	(74)	(92)
Income tax benefits related to above items	$ 49	$ 61